Unearned Revenue/ Accrued revenue (Tables)	6 Months Ended
Jun. 30, 2016
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,	June 30,
	2015	2016
Unearned Revenue
Cash received in advance of service provided – Current liability	$1,956	$1,436
Total Unearned Revenue	$1,956	$1,436

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$87	$417
Resulting from varying charter rates –Non Current asset	918	1,008
Total Accrued Revenue	$1,005	$1,425